Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	PRE 14A
Entity Registrant Name	TENAYA THERAPEUTICS, INC.
Amendment Flag	false
Entity Central Index Key	0001858848